9. Accounts Payable and Accrued Expenses (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts payable and accrued expenses	$ 1,244,678	$ 902,854	$ 766,203
Accrued interest	102,253	27,630	68,052
Mortgages payable		0	476,450
Accrued legal settlement	190,000	190,000	190,000
Total accounts payable and accrued expenses	$ 1,536,931	$ 1,120,484	$ 1,500,705